Other disclosures - Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other disclosures
Audit fees(1)	€ 648	€ 179	€ 85
Audit-related fees	143	724	65
Tax and other services(2)			2
Total	€ 791	€ 903	€ 152